Consolidated Investment Entities -Maximum Exposure (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 VIEs	Dec. 31, 2012 VIEs
Variable Interest Entity [Line Items]
Carrying amount	$ 0	$ 0	$ 0	$ 0
Maximum exposure to loss	0	0	0	0
Assets of nonconsolidated investment entities	1,792.2	1,773.0	1,718.2	1,792.2
Liabilities of nonconsolidated investment entities	$ 1,772.9	$ 1,777.1	$ 1,685.8	$ 1,772.9